Prepayments and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2020
Prepayments and Other Current Assets
Schedule of prepayments and other current assets

	December 31,	September 30,
	2019	2020
Deductible VAT input	1,253,617	1,099,126
Prepayment to vendors	88,900	85,103
Deposits	73,271	43,737
Other receivables	186,105	262,247
Less: Allowance for doubtful accounts	(22,635)	—
Total	1,579,258	1,490,213

Summary of activity in the allowance for credit losses related to prepayments and other current assets

Nine Months Ended
September 30, 2020
Balance as at December 31, 2019	22,635
Adoption of ASC Topic 326	3,617
Balance as at January 1, 2020	26,252
Current period provision, net	837
Current period write-offs	(22,630)
Balance as at September 30, 2020	4,459